Financial Instruments and Fair Value Measurements - Schedule of Gains or Losses Recorded Related to Eligible Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Total net loss included in “Realized and unrealized losses, net of recoveries”	$ 59,450	$ 68,429
Debt of securitized VIEs [Member]
Financial Liabilities
Financial Liabilities Gain (Loss)	(7,358)	(5,635)
Finance receivables of CFEs [Member]
Financial Instruments and Fair Value Measurements - Schedule of Gains or Losses Recorded Related to Eligible Financial Instruments (Details) [Line Items]
Financial Assets Gain (Loss)	45,569	75,064
Finance receivables at fair value [Member]
Financial Instruments and Fair Value Measurements - Schedule of Gains or Losses Recorded Related to Eligible Financial Instruments (Details) [Line Items]
Financial Assets Gain (Loss)	21,455	(2,103)
Beneficial interests in securitizations [Member]
Financial Instruments and Fair Value Measurements - Schedule of Gains or Losses Recorded Related to Eligible Financial Instruments (Details) [Line Items]
Financial Assets Gain (Loss)	$ (216)	$ 1,103